As filed with the Securities and Exchange Commission on December 4, 2020

Securities Act File No. 333-57793

Investment Company Act of 1940 File No. 811-08839

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Post-Effective Amendment No. 250	☒

And

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 252	☒

SPDR® SERIES TRUST

(Exact Name of Registrant as Specified in Charter)

One Iron Street

Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Registrant’s Telephone Number: (617) 664-1465

Sean O’Malley, Esq.

Senior Vice President and Deputy General Counsel

c/o SSGA Funds Management, Inc.

One Iron Street

Boston, Massachusetts 02210

(Name and Address of Agent for Service)

Copies to:

W. John McGuire, Esq.

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to Rule 485, paragraph (b)
☒	on January 3, 2021 pursuant to Rule 485, paragraph (b)
☐	60 days after filing pursuant to Rule 485, paragraph (a)(1)
☐	on pursuant to Rule 485, paragraph (a)(1)
☐	75 days after filing pursuant to Rule 485, paragraph (a)(2)
☐	on pursuant to Rule 485, paragraph (a)(2)

☒	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

NOTE: This Post-Effective Amendment No. 250 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933, as amended (the “Securities Act”), solely for the purpose of delaying, until January 3, 2021, the effectiveness of Post-Effective Amendment No. 215 to the Registrant’s Registration Statement on Form N-1A, with respect to the SPDR Bloomberg SASB US Large Cap Dividend Yield ESG Select ETF, SPDR Bloomberg SASB US Large Cap ESG Select ETF, SPDR Bloomberg SASB US Large Cap Growth ESG Select ETF and SPDR Bloomberg SASB US Large Cap Value ESG Select ETF, which was filed pursuant to Rule 485(a) under the Securities Act on September 17, 2019 (the “Amendment”).

Part A. INFORMATION REQUIRED IN A PROSPECTUS

Part A is incorporated by reference to Part A of the Amendment.

Part B. INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

Part B is incorporated by reference to Part B of the Amendment.

Part C. OTHER INFORMATION

Part C is incorporated by reference to Part C of the Amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, SPDR® Series Trust, the Registrant, certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933, as amended, and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunder duly authorized, in the City of Boston and the Commonwealth of Massachusetts on the 4th day of December, 2020.

SPDR SERIES TRUST

By:	/s/ Ellen M. Needham
Ellen M. Needham
President

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

SIGNATURES	TITLE	DATE

/s/ Bonny E. Boatman*	Trustee	December 4, 2020
Bonny E. Boatman

/s/ Dwight D. Churchill*	Trustee	December 4, 2020
Dwight D. Churchill

/s/ Frank Nesvet*	Trustee	December 4, 2020
Frank Nesvet

/s/ Clare S. Richer*	Trustee	December 4, 2020
Clare S. Richer

/s/ Sandra G. Sponem*	Trustee	December 4, 2020
Sandra G. Sponem

/s/ Carl G. Verboncoeur*	Trustee	December 4, 2020
Carl G. Verboncoeur

/s/ James E. Ross*	Trustee	December 4, 2020
James E. Ross

/s/ Ellen M. Needham	President and Principal Executive Officer	December 4, 2020
Ellen M. Needham

/s/ Bruce S. Rosenberg	Treasurer and Principal Financial Officer	December 4, 2020
Bruce S. Rosenberg

*By:	/s/ Andrew DeLorme
Andrew DeLorme
As Attorney-in-Fact
Pursuant to Power of Attorney